Stockholder's Equity - Warrants (Details)	2 Months Ended
Dec. 31, 2020 $ / shares shares
Warrants [Abstract]
Period to exercise warrants after business combination	30 days
Expiration period of warrants	5 years
Period to file registration statement after initial Business Combination	15 days
Period for registration statement to become effective	60 days
Public Warrants
Warrants [Abstract]
Warrants outstanding (in shares) | shares	0
Private Placement Warrant
Warrants [Abstract]
Trading day threshold period	30 days
Class A Common Stock
Warrants [Abstract]
Share price (in dollars per share)	$ 18.00
Number of trading days	20 days
Additional shares issued with the closing of business combination (in dollars per share)	$ 9.20
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%
Class A Common Stock | Minimum
Warrants [Abstract]
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%
Redemption of Warrants When Price Equals or Exceeds $18.00 | Class A Common Stock
Warrants [Abstract]
Share price (in dollars per share)	$ 0.01
Notice period to redeem warrants	30 days
Number of trading days	10 days
Trading day threshold period	20 days
Redemption of Warrants When Price Equals or Exceeds $18.00 | Class A Common Stock | Minimum
Warrants [Abstract]
Share price threshold to redeem warrants for cash (in dollars per share)	$ 18.00
Redemption of Warrants When Price Equals or Exceeds $10.00 | Class A Common Stock
Warrants [Abstract]
Share price (in dollars per share)	$ 0.10
Notice period to redeem warrants	30 days
Number of trading days	10 days
Trading day threshold period	20 days
Redemption of Warrants When Price Equals or Exceeds $10.00 | Class A Common Stock | Minimum
Warrants [Abstract]
Share price threshold to redeem warrants for cash (in dollars per share)	$ 10.00